Components of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable And Accrued Liabilities1 [Abstract]
Accounts payable	$ 136,360	$ 90,750
Accrued liabilities:
Payroll	153,932	68,953
Other	101,761	64,420
Accounts payable and accrued liabilities	$ 392,053	$ 224,123